Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	9,393,708	8,166,457
Common stock, shares outstanding	9,393,708	8,166,457